Taxation (Tables)	12 Months Ended
Dec. 31, 2015
Taxation [Abstract]
Current and Deferred Portion of Income Tax Expenses/(Benefits)
	For the Year Ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Current tax provision	93,289	91,403	63,527
Deferred tax provision/ (benefits)	(4,713)	6,680	7,876
Income tax expenses	88,576	98,083	71,403

Effective Tax Rate Reconciliation
	For the Years Ended December 31,
	2013	2014	2015

Statutory income tax rates	25%	25%	25%
Effect of preferential tax treatments	(6%)	(8%)	(14%)
Change in valuation allowance	1%	2%	19%
Permanent differences	16%	2%	3%
Effect of withholding tax	-	-	2%
Effect on tax rates in different tax jurisdiction	-	(1%)	(1%)
Effective tax rate	36%	20%	34%

Components of Aggregate Deferred Tax Assets
	As of December 31,
	2014	2015
	RMB	RMB
Current
Deferred tax assets:
Accrued payroll and other expenses	2,650	444
Less: valuation allowance	(55)	(444)
Total current deferred tax assets, net	2,595	-

Non-current
Deferred tax assets:
Net operating loss carry forwards	2,038	35,489
Excess advertising expenses carry forwards	12,281	9,904
Accrued payroll and other expenses	3,298	2,140
Fair value change-investment security	-	7,791
Others	3,700	6,680
Less: valuation allowance	(12,165)	(58,124)
Total non-current deferred tax assets, net	9,152	3,880
Total deferred tax assets, net	11,747	3,880

Movement of Valuation Allowance
	As of December 31,
	2014	2015
	RMB	RMB
Current:
Balance at beginning of the period	(6)	(55)
Current period addition	(49)	(389)
Balance at the end of the period	(55)	(444)

Non-current:
Balance at beginning of the period	(1,964)	(12,165)
Current period addition	(10,201)	(45,959)
Balance at the end of the period	(12,165)	(58,124)